Other taxes receivable & Other taxes payable - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other taxes receivable:
Value added taxes	$ 8,785	$ 12,052
Other taxes receivable	79	283
Other taxes receivable	8,864	12,335
Current	4,143	6,368
Non-Current	4,721	5,967
Other taxes payable:
Value added taxes	10,106	11,841
Withholding Tax	11,840	10,412
Other taxes payable	1,980	443
Other taxes payable	23,926	22,696
Current	23,452	20,947
Non-Current	$ 474	$ 1,749